Index

TITANIUM ANNUITY VARIABLE ACCOUNT
OF PROTECTIVE LIFE INSURANCE COMPANY

Titanium Annuity Variable Account of Protective Life Insurance Company

Financial Statements as of and for the Year Ended December 31, 2022 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Titanium Annuity Variable Account and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Titanium Annuity Variable Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 26, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

    /s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2023

Appendix A

The subaccounts that comprise Titanium Annuity Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Balanced	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Capital Appreciation	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Growth & Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger LargeCap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger MidCap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger SmallCap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Allspring VT Discovery	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Allspring VT Index Asset Allocation	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Allspring VT International Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Allspring VT Opportunity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Appreciation	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

BNY Mellon VIF Government Money Market	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon Sustainable U.S. Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS CROCI U.S. VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Equity 500 Index VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Cap Index VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Growth VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Value VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Global Real Estate	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. American Franchise	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Core Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Equity and Income	As of December 31, 2022	For the year then ended December 31, 2022	For the period from April 30, 2021 (commencement of operations) to December 31, 2022
Invesco V.I. EQV International Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. Government Securities	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Managed Volatility	Not applicable	Not applicable	For the period from January 1, 2021 to April 30, 2021 (cessation of operations)
Invesco V.I. Technology	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS High Yield	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Investors Trust	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Research	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Total Return	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Foreign	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Global Bond	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	Allspring VT Discovery

ASSETS:
Investments at fair value (1)	$10,295	$215,445	$162,166	$272,153	$250,224	$80,646	$114,140
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	12	244	187	304	281	1,663	132
Receivable from the Company	-	48,260	-	19,585	36,193	-	22,910
Total assets	10,307	263,950	162,353	292,042	286,697	82,309	137,183

LIABILITIES:
Payable to the Contracts	12	244	187	304	281	1,663	132
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	12	244	187	304	281	1,663	132

NET ASSETS	$10,295	$263,706	$162,166	$291,738	$286,417	$80,646	$137,050

Fair value per share (NAV)	$16.40	$54.65	$23.11	$47.05	$13.68	$14.19	$17.03
Shares outstanding in the Separate Account	628	3,942	7,017	5,784	18,291	5,683	6,702

(1) Investments in mutual fund shares, at cost	$9,714	$279,767	$114,151	$338,807	$358,659	$136,140	$159,933

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Allspring VT Index Asset Allocation	Allspring VT International Equity	Allspring VT Opportunity	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon Sustainable U.S. Equity	DWS CROCI U.S. VIP

ASSETS:
Investments at fair value (1)	$1,571	$32,479	$224,623	$72,544	$468,950	$68,516	$15,435
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	37	257	83	549	77	18
Receivable from the Company	-	-	20,274	-	35,334	-	-
Total assets	1,572	32,516	245,154	72,627	504,833	68,593	15,453

LIABILITIES:
Payable to the Contracts	2	37	257	83	549	77	18
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	2	37	257	83	549	77	18

NET ASSETS	$1,571	$32,479	$244,897	$72,544	$504,284	$68,516	$15,435

Fair value per share (NAV)	$16.66	$1.66	$22.32	$31.93	$1.00	$41.73	$13.14
Shares outstanding in the Separate Account	94	19,566	10,064	2,272	468,950	1,642	1,175

(1) Investments in mutual fund shares, at cost	$1,660	$50,682	$228,762	$82,955	$468,950	$58,094	$15,571

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Invesco V.I. American Franchise	Invesco V.I. Core Equity

ASSETS:
Investments at fair value (1)	$29,670	$121,632	$1,574	$7,864	$73,936	$370,039	$408,404
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	34	140	2	9	3,156	420	468
Receivable from the Company	-	-	-	-	-	-	2,029
Total assets	29,704	121,772	1,576	7,873	77,092	370,460	410,901

LIABILITIES:
Payable to the Contracts	34	140	2	9	3,156	420	468
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	34	140	2	9	3,156	420	468

NET ASSETS	$29,670	$121,632	$1,574	$7,864	$73,936	$370,039	$410,433

Fair value per share (NAV)	$22.97	$12.12	$11.97	$12.73	$11.59	$42.84	$24.55
Shares outstanding in the Separate Account	1,292	10,036	131	618	6,379	8,638	16,636

(1) Investments in mutual fund shares, at cost	$22,692	$137,503	$2,052	$8,410	$96,155	$445,556	$469,129

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EQV International Equity	Invesco V.I. Government Securities	Invesco V.I. Technology	MFS Growth	MFS High Yield

ASSETS:
Investments at fair value (1)	$2,336	$60,302	$51,517	$13,016	$206,081	$242,905	$4,091
Receivable from the Contracts	-	433	-	-	-	-	-
Receivable from the fund manager	1,642	-	1,777	15	229	274	5
Receivable from the Company	-	12,407	-	-	-	-	-
Total assets	3,978	73,142	53,293	13,031	206,310	243,179	4,095

LIABILITIES:
Payable to the Contracts	1,642	-	1,777	15	229	274	5
Payable to the fund manager	-	433	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1,642	433	1,777	15	229	274	5

NET ASSETS	$2,336	$72,709	$51,517	$13,016	$206,081	$242,905	$4,091

Fair value per share (NAV)	$55.52	$16.14	$28.94	$10.08	$12.59	$48.02	$4.72
Shares outstanding in the Separate Account	42	3,736	1,780	1,291	16,369	5,058	867

(1) Investments in mutual fund shares, at cost	$3,036	$72,624	$53,299	$15,468	$281,890	$198,780	$4,896

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value	Templeton Foreign	Templeton Global Bond

ASSETS:
Investments at fair value (1)	$100,543	$26,224	$192,824	$3,679	$33,467	$9,086
Receivable from the Contracts	-	-	-	-	-	-
Receivable from the fund manager	116	30	225	4	39	10
Receivable from the Company	-	-	-	-	7,736	-
Total assets	100,659	26,255	193,049	3,683	41,242	9,097

LIABILITIES:
Payable to the Contracts	116	30	225	4	39	10
Payable to the fund manager	-	-	-	-	-	-
Payable to the Company	-	-	509	-	-	-
Total liabilities	116	30	734	4	39	10

NET ASSETS	$100,543	$26,224	$192,315	$3,679	$41,204	$9,086

Fair value per share (NAV)	$32.27	$27.74	$22.49	$21.55	$12.17	$12.48
Shares outstanding in the Separate Account	3,116	945	8,574	171	2,750	728

(1) Investments in mutual fund shares, at cost	$74,976	$24,090	$186,285	$3,328	$36,722	$11,727

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	Allspring VT Discovery

INVESTMENT INCOME:
Dividend income	$124	$-	$2,459	$-	$-	$-	$-

EXPENSES:
Mortality and expense risk and admin	150	3,635	2,414	4,604	3,898	1,327	1,806

NET INVESTMENT INCOME (LOSS)	(25)	(3,635)	45	(4,604)	(3,898)	(1,327)	(1,806)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	131	(150)	6,779	2,117	(4,709)	(3,432)	1,709
Capital gain distributions	458	19,308	10,845	15,185	8,852	15,169	44,085

Net realized gain (loss) on investments	589	19,158	17,624	17,302	4,144	11,736	45,794

Change in net unrealized appreciation (depreciation) on investments	(2,069)	(147,709)	(50,142)	(195,845)	(139,816)	(60,704)	(116,883)

Net realized and unrealized gain (loss) on investments	(1,480)	(128,552)	(32,518)	(178,543)	(135,672)	(48,968)	(71,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,506)	$(132,187)	$(32,473)	$(183,146)	$(139,570)	$(50,295)	$(72,896)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Allspring VT Index Asset Allocation	Allspring VT International Equity	Allspring VT Opportunity	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon Sustainable U.S. Equity	DWS CROCI U.S. VIP

INVESTMENT INCOME:
Dividend income	$11	$1,303	$-	$510	$6,344	$538	$288

EXPENSES:
Mortality and expense risk and admin	23	481	3,458	1,056	7,151	1,175	222

NET INVESTMENT INCOME (LOSS)	(13)	822	(3,458)	(546)	(807)	(637)	66

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	(4,606)	3,199	(9)	-	9,674	18
Capital gain distributions	194	-	47,965	22,723	-	7,367	241

Net realized gain (loss) on investments	195	(4,606)	51,165	22,714	-	17,041	259

Change in net unrealized appreciation (depreciation) on investments	(533)	(1,345)	(114,643)	(39,859)	-	(41,843)	(3,345)

Net realized and unrealized gain (loss) on investments	(338)	(5,950)	(63,479)	(17,145)	-	(24,802)	(3,086)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(351)	$(5,129)	$(66,937)	$(17,691)	$(807)	$(25,439)	$(3,021)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Invesco V.I. American Franchise	Invesco V.I. Core Equity

INVESTMENT INCOME:
Dividend income	$395	$1,218	$-	$71	$2,279	$-	$4,085

EXPENSES:
Mortality and expense risk and admin	440	1,881	24	117	1,294	5,881	6,153

NET INVESTMENT INCOME (LOSS)	(45)	(663)	(24)	(46)	985	(5,881)	(2,068)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	146	2,285	(5)	33	(4,479)	1,476	4,692
Capital gain distributions	1,842	22,911	212	122	6,813	113,346	69,420

Net realized gain (loss) on investments	1,988	25,196	207	155	2,334	114,822	74,112

Change in net unrealized appreciation (depreciation) on investments	(9,130)	(60,788)	(828)	(1,743)	(34,572)	(282,829)	(187,786)

Net realized and unrealized gain (loss) on investments	(7,142)	(35,592)	(621)	(1,588)	(32,238)	(168,007)	(113,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,188)	$(36,255)	$(645)	$(1,634)	$(31,253)	$(173,887)	$(115,743)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EQV International Equity	Invesco V.I. Government Securities	Invesco V.I. Technology	MFS Growth	MFS High Yield

INVESTMENT INCOME:
Dividend income	$-	$1,098	$1,017	$273	$-	$-	$236

EXPENSES:
Mortality and expense risk and admin	107	885	881	189	3,335	3,937	59

NET INVESTMENT INCOME (LOSS)	(107)	213	136	84	(3,335)	(3,937)	178

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,340)	(449)	3,610	(31)	575	15,157	(17)
Capital gain distributions	2,223	8,385	6,487	-	93,906	31,948	-

Net realized gain (loss) on investments	883	7,935	10,097	(31)	94,481	47,106	(17)

Change in net unrealized appreciation (depreciation) on investments	(4,127)	(14,258)	(26,633)	(1,754)	(224,806)	(164,999)	(711)

Net realized and unrealized gain (loss) on investments	(3,244)	(6,323)	(16,536)	(1,785)	(130,325)	(117,893)	(728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,351)	$(6,110)	$(16,400)	$(1,700)	$(133,660)	$(121,830)	$(550)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value	Templeton Foreign	Templeton Global Bond

INVESTMENT INCOME:
Dividend income	$716	$135	$3,548	$51	$1,042	$-

EXPENSES:
Mortality and expense risk and admin	1,476	403	2,923	51	472	128

NET INVESTMENT INCOME (LOSS)	(760)	(268)	625	1	570	(128)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,118	578	4,477	6	(158)	(236)
Capital gain distributions	13,717	3,524	17,745	218	-	-

Net realized gain (loss) on investments	16,836	4,102	22,222	225	(158)	(236)

Change in net unrealized appreciation (depreciation) on investments	(38,029)	(10,490)	(49,029)	(512)	(3,724)	(233)

Net realized and unrealized gain (loss) on investments	(21,193)	(6,388)	(26,808)	(287)	(3,881)	(469)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,953)	$(6,656)	$(26,183)	$(286)	$(3,312)	$(597)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	Allspring VT Discovery

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25)	$(3,635)	$45	$(4,604)	$(3,898)	$(1,327)	$(1,806)
Net realized gain (loss) on investments	589	19,158	17,624	17,302	4,144	11,736	45,794
Change in net unrealized appreciation (depreciation) on investments	(2,069)	(147,709)	(50,142)	(195,845)	(139,816)	(60,704)	(116,883)

Net increase (decrease) in net assets resulting from operations	(1,506)	(132,187)	(32,473)	(183,146)	(139,570)	(50,295)	(72,896)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	635	220	1,119	1,482	810	-
Contract maintenance charges	(18)	(261)	(239)	(232)	(348)	(157)	(162)
Contract owners’ benefits	-	(23,860)	(7,017)	(39,674)	(13,154)	(4,496)	(14,418)
Net transfers (to) from the Company and Subaccounts	(642)	(15,330)	(6,279)	4,300	17,961	9,514	(1,121)

Increase (decrease) in net assets resulting from Contract transactions	(540)	(38,816)	(13,315)	(34,487)	5,941	5,671	(15,701)

Total increase (decrease) in net assets	(2,046)	(171,003)	(45,788)	(217,633)	(133,629)	(44,624)	(88,597)

NET ASSETS:
Beginning of period	12,341	434,709	207,954	509,371	420,046	125,270	225,647

End of period	$10,295	$263,706	$162,166	$291,738	$286,417	$80,646	$137,050

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Allspring VT Index Asset Allocation	Allspring VT International Equity	Allspring VT Opportunity	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon Sustainable U.S. Equity	DWS CROCI U.S. VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13)	$822	$(3,458)	$(546)	$(807)	$(637)	$66
Net realized gain (loss) on investments	195	(4,606)	51,165	22,714	-	17,041	259
Change in net unrealized appreciation (depreciation) on investments	(533)	(1,345)	(114,643)	(39,859)	-	(41,843)	(3,345)

Net increase (decrease) in net assets resulting from operations	(351)	(5,129)	(66,937)	(17,691)	(807)	(25,439)	(3,021)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	340	611	-	1,810	570	312
Contract maintenance charges	(9)	(28)	(381)	(160)	(817)	(80)	(8)
Contract owners’ benefits	-	(6,056)	(10,923)	-	(25,705)	(31,075)	-
Net transfers (to) from the Company and Subaccounts	-	(2,752)	(15,082)	(3,111)	(74,752)	(2,046)	(56)

Increase (decrease) in net assets resulting from Contract transactions	(9)	(8,496)	(25,775)	(3,271)	(99,464)	(32,631)	248

Total increase (decrease) in net assets	(360)	(13,625)	(92,712)	(20,962)	(100,271)	(58,070)	(2,773)

NET ASSETS:
Beginning of period	1,931	46,104	337,609	93,506	604,555	126,586	18,208

End of period	$1,571	$32,479	$244,897	$72,544	$504,284	$68,516	$15,435

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Invesco V.I. American Franchise	Invesco V.I. Core Equity

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(45)	$(663)	$(24)	$(46)	$985	$(5,881)	$(2,068)
Net realized gain (loss) on investments	1,988	25,196	207	155	2,334	114,822	74,112
Change in net unrealized appreciation (depreciation) on investments	(9,130)	(60,788)	(828)	(1,743)	(34,572)	(282,829)	(187,786)

Net increase (decrease) in net assets resulting from operations	(7,188)	(36,255)	(645)	(1,634)	(31,253)	(173,887)	(115,743)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	940	-	-	312	1,768	384
Contract maintenance charges	(40)	(90)	(6)	(12)	(151)	(383)	(415)
Contract owners’ benefits	-	(16,631)	-	(463)	(12,923)	(1,029)	(19,186)
Net transfers (to) from the Company and Subaccounts	(23)	(3,547)	-	(21)	(1,171)	654	(10,480)

Increase (decrease) in net assets resulting from Contract transactions	(63)	(19,328)	(6)	(496)	(13,933)	1,010	(29,697)

Total increase (decrease) in net assets	(7,251)	(55,583)	(651)	(2,130)	(45,186)	(172,877)	(145,440)

NET ASSETS:
Beginning of period	36,921	177,215	2,225	9,994	119,122	542,916	555,873

End of period	$29,670	$121,632	$1,574	$7,864	$73,936	$370,039	$410,433

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EQV International Equity	Invesco V.I. Government Securities	Invesco V.I. Technology	MFS Growth	MFS High Yield

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(107)	$213	$136	$84	$(3,335)	$(3,937)	$178
Net realized gain (loss) on investments	883	7,935	10,097	(31)	94,481	47,106	(17)
Change in net unrealized appreciation (depreciation) on investments	(4,127)	(14,258)	(26,633)	(1,754)	(224,806)	(164,999)	(711)

Net increase (decrease) in net assets resulting from operations	(3,351)	(6,110)	(16,400)	(1,700)	(133,660)	(121,830)	(550)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	120	240	-	1,209	450	-
Contract maintenance charges	(18)	(70)	(134)	(47)	(176)	(236)	(14)
Contract owners’ benefits	(3,692)	(5,672)	(24,734)	-	(5,440)	(31,535)	-
Net transfers (to) from the Company and Subaccounts	(1,085)	16,411	(1,978)	(2)	21,990	2,637	(53)

Increase (decrease) in net assets resulting from Contract transactions	(4,795)	10,789	(26,606)	(49)	17,583	(28,684)	(67)

Total increase (decrease) in net assets	(8,146)	4,679	(43,006)	(1,749)	(116,077)	(150,514)	(617)

NET ASSETS:
Beginning of period	10,482	68,030	94,523	14,765	322,158	393,419	4,708

End of period	$2,336	$72,709	$51,517	$13,016	$206,081	$242,905	$4,091

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value	Templeton Foreign	Templeton Global Bond

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(760)	$(268)	$625	$1	$570	$(128)
Net realized gain (loss) on investments	16,836	4,102	22,222	225	(158)	(236)
Change in net unrealized appreciation (depreciation) on investments	(38,029)	(10,490)	(49,029)	(512)	(3,724)	(233)

Net increase (decrease) in net assets resulting from operations	(21,953)	(6,656)	(26,183)	(286)	(3,312)	(597)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	-	100	-	384	336
Contract maintenance charges	(58)	(59)	(246)	(6)	(63)	(8)
Contract owners’ benefits	(5,033)	(2,625)	(21,851)	-	(1,602)	(448)
Net transfers (to) from the Company and Subaccounts	(611)	19	(11,272)	-	(529)	(350)

Increase (decrease) in net assets resulting from Contract transactions	(5,582)	(2,665)	(33,269)	(6)	(1,810)	(470)

Total increase (decrease) in net assets	(27,535)	(9,321)	(59,452)	(292)	(5,122)	(1,067)

NET ASSETS:
Beginning of period	128,078	35,545	251,767	3,971	46,326	10,153

End of period	$100,543	$26,224	$192,315	$3,679	$41,204	$9,086

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(64)	$(4,869)	$(481)	$(6,602)	$(5,216)	$(1,973)	$(823)
Net realized gain (loss) on investments	422	93,123	26,078	119,028	150,079	53,219	11,150
Change in net unrealized appreciation (depreciation) on investments	1,492	(31,967)	24,714	(66,818)	(131,765)	(60,442)	9,400

Net increase (decrease) in net assets resulting from operations	1,850	56,287	50,311	45,608	13,098	(9,196)	19,727

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	535	120	1,019	1,382	835	-
Contract maintenance fees	(18)	(312)	(243)	(262)	(418)	(161)	(154)
Contract owners’ benefits	-	(32,878)	(13,079)	(12,515)	(19,482)	(20,489)	(9,186)
Net transfers (to) from the Company and Subaccounts	(149)	74,964	(9,446)	29,506	45,109	(1,909)	215

Increase (decrease) in net assets resulting from Contract transactions	(47)	42,309	(22,648)	17,748	26,591	(21,724)	(9,125)

Total increase (decrease) in net assets	1,803	98,596	27,663	63,356	39,689	(30,920)	10,602

NET ASSETS:
Beginning of period	10,538	336,113	180,291	446,015	380,357	156,190	82,904

End of period	$12,341	$434,709	$207,954	$509,371	$420,046	$125,270	$93,506

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	BNY Mellon VIF Government Money Market	BNY Mellon Sustainable U.S. Equity	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,562)	$(745)	$87	$11	$(1,067)	$(29)	$(10)
Net realized gain (loss) on investments	-	9,237	83	2,240	20,189	110	140
Change in net unrealized appreciation (depreciation) on investments	-	17,693	3,530	5,586	3,727	163	2,594

Net increase (decrease) in net assets resulting from operations	(7,562)	26,185	3,700	7,837	22,849	244	2,724

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,585	595	312	-	840	-	-
Contract maintenance fees	(827)	(95)	(8)	(37)	(100)	(6)	(15)
Contract owners’ benefits	(46,956)	(15,277)	(2,073)	(1,751)	(9,174)	-	(2,555)
Net transfers (to) from the Company and Subaccounts	118,318	(3,103)	(28)	(28)	(10,002)	(1)	(609)

Increase (decrease) in net assets resulting from Contract transactions	72,120	(17,880)	(1,797)	(1,816)	(18,436)	(7)	(3,179)

Total increase (decrease) in net assets	64,558	8,305	1,903	6,021	4,413	237	(455)

NET ASSETS:
Beginning of period	539,997	118,281	16,305	30,900	172,802	1,988	10,449

End of period	$604,555	$126,586	$18,208	$36,921	$177,215	$2,225	$9,994

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Franklin Global Real Estate	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. Government Securities	Invesco V.I. International Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(567)	$(7,591)	$(3,774)	$-	$282	$153	$(101)
Net realized gain (loss) on investments	2,439	88,681	19,413	1,641	800	(4)	9,660
Change in net unrealized appreciation (depreciation) on investments	23,332	(27,785)	103,273	162	1,936	(704)	(5,331)

Net increase (decrease) in net assets resulting from operations	25,204	53,305	118,912	1,803	3,018	(555)	4,228

CONTRACT TRANSACTIONS:
Contract owners’ net payments	312	1,768	384	-	80	-	240
Contract maintenance fees	(135)	(424)	(439)	(10)	(48)	(47)	(139)
Contract owners’ benefits	(8,605)	(22,140)	(18,502)	(897)	(4,334)	-	(8,429)
Net transfers (to) from the Company and Subaccounts	(5,495)	(1,830)	(4,430)	(1,521)	69,314	2	3,227

Increase (decrease) in net assets resulting from Contract transactions	(13,923)	(22,626)	(22,987)	(2,428)	65,012	(45)	(5,101)

Total increase (decrease) in net assets	11,281	30,679	95,925	(625)	68,030	(600)	(873)

NET ASSETS:
Beginning of period	107,841	512,237	459,948	11,107	-	15,365	95,396

End of period	$119,122	$542,916	$555,873	$10,482	$68,030	$14,765	$94,523

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Invesco V.I. Managed Volatility	Invesco V.I. Technology	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,101	$(4,402)	$(5,094)	$165	$(911)	$(279)	$1,015
Net realized gain (loss) on investments	(10,924)	41,527	67,674	-	7,756	2,256	17,019
Change in net unrealized appreciation (depreciation) on investments	14,798	1,109	9,185	(71)	19,899	4,784	10,843

Net increase (decrease) in net assets resulting from operations	4,975	38,234	71,765	94	26,744	6,761	28,877

CONTRACT TRANSACTIONS:
Contract owners’ net payments	40	1,159	475	-	120	-	-
Contract maintenance fees	(23)	(180)	(246)	(14)	(60)	(56)	(246)
Contract owners’ benefits	(4,248)	(8,024)	(21,435)	-	(5,565)	(156)	(17,762)
Net transfers (to) from the Company and Subaccounts	(71,502)	(1,247)	(1,689)	62	(841)	(373)	4,524

Increase (decrease) in net assets resulting from Contract transactions	(75,733)	(8,292)	(22,895)	48	(6,346)	(585)	(13,484)

Total increase (decrease) in net assets	(70,758)	29,942	48,870	142	20,398	6,176	15,393

NET ASSETS:
Beginning of period	70,758	292,216	344,549	4,566	107,680	29,369	236,374

End of period	$-	$322,158	$393,419	$4,708	$128,078	$35,545	$251,767

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	MFS Value	Templeton Foreign	Templeton Global Bond	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4)	$145	$(150)	$(2,791)	$(14)	$(19)	$(4,120)
Net realized gain (loss) on investments	282	879	(713)	22,636	176	(1,792)	29,835
Change in net unrealized appreciation (depreciation) on investments	531	867	148	(32,397)	82	4,283	37,710

Net increase (decrease) in net assets resulting from operations	809	1,891	(715)	(12,552)	244	2,472	63,425

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	384	336	-	-	340	511
Contract maintenance fees	(5)	(76)	(9)	(196)	(8)	(32)	(386)
Contract owners’ benefits	(2,461)	(13,822)	(2,910)	(7,850)	-	(3,107)	(18,358)
Net transfers (to) from the Company and Subaccounts	1	8,790	2,064	36,948	-	2,437	14,866

Increase (decrease) in net assets resulting from Contract transactions	(2,465)	(4,724)	(519)	28,902	(8)	(362)	(3,367)

Total increase (decrease) in net assets	(1,656)	(2,833)	(1,234)	16,350	236	2,110	60,058

NET ASSETS:
Beginning of period	5,627	49,159	11,387	209,297	1,695	43,994	277,551

End of period	$3,971	$46,326	$10,153	$225,647	$1,931	$46,104	$337,609

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

 See accompanying notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION

The Titanium Annuity Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of Alabama. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations. New Contracts are no longer being sold under the product in the Separate Account, but holders of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:
Titanium VA

For the years ended December 31, 2022 and 2021, the Separate Account was invested in up to 35 Subaccounts, as follows:

DWS Small Mid Cap Growth VIP
Alger Balanced	DWS Small Mid Cap Value VIP
Alger Capital Appreciation	Franklin Global Real Estate
Alger Growth & Income	Invesco V.I. American Franchise
Alger LargeCap Growth	Invesco V.I. Core Equity
Alger MidCap	Invesco V.I. Discovery Mid Cap Growth(a)
Alger SmallCap Growth	Invesco V.I. Equity and Income(a)
Allspring Global Discovery(a)	Invesco V.I. EQV International Equity(a)
Allspring Global Index Asset Allocation(a)	Invesco V.I. Government Securities
Allspring Global International Equity (a)	Invesco V.I. Managed Volatility(a)
Allspring Global Opportunity(a)	Invesco V.I. Technology
BNY Mellon VIF Appreciation	MFS Growth
BNY Mellon VIF Government Money Market	MFS High Yield
BNY Mellon Sustainable U.S. Equity	MFS Investors Trust
DWS CROCI U.S. VIP	MFS Research
DWS Equity 500 Index VIP	MFS Total Return
DWS Small Cap Index VIP	MFS Value
Templeton Foreign	Templeton Global Bond

(a) See Subaccount Changes table below

Subaccount Changes:

During 2022 or 2021, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Wells Fargo VT Discovery	Allspring Global Discovery	October 11, 2021
Wells Fargo VT Index Asset Allocation	Allspring Global Index Asset Allocation	October 11, 2021
Wells Fargo VT Intentional Equity	Allspring Global International Equity	October 11, 2021
Wells Fargo VT Opportunity	Allspring Global Opportunity	October 11, 2021
Oppenheimer V.I. Discovery Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth	April 30, 2021
Invesco V.I. International Growth	Invesco V.I. EQV International Equity	April 29, 2022

During 2021, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Managed Volatility	Invesco V.I. Equity and Income	April 30, 2021

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout phase

Net assets allocated to Contracts in the annuity payout phase are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Alger Balanced	$726	$832
Alger Capital Appreciation	29,049	26,179
Alger Growth & Income	14,057	16,457
Alger LargeCap Growth	32,862	42,720
Alger MidCap Growth	46,892	14,470
Alger SmallCap Growth	27,247	7,721
Allspring VT Discovery	55,102	15,420
Allspring VT Index Asset Allocation	205	32
Allspring VT International Equity	2,546	10,215
Allspring VT Opportunity	48,914	23,381
BNY Mellon VIF Appreciation	23,540	4,622
BNY Mellon VIF Government Money Market	7,418	103,026
BNY Mellon Sustainable U.S. Equity	9,508	35,395
DWS CROCI U.S. VIP	848	292
DWS Equity 500 Index VIP	2,245	509
DWS Small Cap Index VIP	27,791	24,850
DWS Small Mid Cap Growth VIP	212	31
DWS Small Mid Cap Value VIP	219	638
Franklin Global Real Estate	15,357	21,475
Invesco V.I. American Franchise	118,429	9,889
Invesco V.I. Core Equity	75,879	37,794
Invesco V.I. Discovery Mid Cap Growth	2,943	5,848
Invesco V.I. Equity and Income	11,055	8,564
Invesco V.I. EQV International Equity	8,273	28,245
Invesco V.I. Government Securities	274	236
Invesco V.I. Technology	116,539	8,346
MFS Growth	36,043	36,667
MFS High Yield	251	139
MFS Investors Trust	14,589	7,199
MFS Research	3,793	3,197
MFS Total Return	21,548	34,690
MFS Value	270	57
Templeton Foreign	1,551	2,348
Templeton Global Bond	336	933

4.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

	2022					2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Alger Balanced	6		27		(21)	10		11		(1)
Alger Capital Appreciation	282		605		(323)	280		968		(688)
Alger Growth & Income	32		527		(495)	13		907		(894)
Alger LargeCap Growth	646		1,348		(702)	171		612		(441)
Alger MidCap Growth	1,356		433		923	467		1,228		(761)
Alger SmallCap Growth	468		279		189	94		644		(550)
Allspring VT Discovery	467		574		(107)	207		408		(201)
Allspring VT Index Asset Allocation	0	*	0	*	(0)*	0	*	0	*	(0)*
Allspring VT International Equity	97		689		(592)	216		249		(33)
Allspring VT Opportunity	27		524		(497)	274		947		(673)
BNY Mellon VIF Appreciation	10		111		(101)	44		327		(283)
BNY Mellon VIF Government Money Market	164		10,032		(9,868)	7,513		4,193		3,320
BNY Mellon Sustainable U.S. Equity	78		1,495		(1,417)	66		904		(838)
DWS CROCI U.S. VIP	18		4		14	17		122		(105)
DWS Equity 500 Index VIP	0	*	2		(2)	0	*	46		(46)
DWS Small Cap Index VIP	110		641		(531)	259		696		(437)
DWS Small Mid Cap Growth VIP	0	*	0	*	(0)*	0	*	0	*	(0)*
DWS Small Mid Cap Value VIP	1		21		(20)	0	*	129		(129)
Franklin Global Real Estate	393		1,245		(852)	123		881		(758)
Invesco V.I. American Franchise	334		252		82	1,195		2,169		(974)
Invesco V.I. Core Equity	129		1,499		(1,370)	458		1,568		(1,110)
Invesco V.I. Discovery Mid Cap Growth	53		462		(409)	5		99		(94)
Invesco V.I. Equity and Income	163		756		(593)	6,870		1,914		4,956
Invesco V.I. EQV International Equity	44		1,376		(1,332)	146		368		(222)
Invesco V.I. Government Securities	0	*	4		(4)	0	*	3		(3)
Invesco V.I. Managed Volatility	-		-		-	866		4,845		(3,979)
Invesco V.I. Technology	2,448		564		1,884	745		1,298		(553)
MFS Growth	170		1,112		(942)	80		833		(753)
MFS High Yield	1		7		(6)	6		3		3
MFS Investors Trust	6		181		(175)	5		200		(195)
MFS Research	5		113		(108)	2		22		(20)
MFS Total Return	10		1,181		(1,171)	193		723		(530)
MFS Value	0	*	0	*	(0)*	0	*	91		(91)
Templeton Foreign	40		136		(96)	99		938		(839)
Templeton Global Bond	19		45		(26)	126		154		(28)

* The Subaccount’s activity did not round to one thousand

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency.

The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	A daily fee amounting to a per annum aggregate of 0.15% of the average daily net assets of the variable account
Annual Contract Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.

$35 annually
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.25% of the average daily net assets of the variable account
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Withdrawal Charge

This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.

$20 per withdrawal or 2% of the amount withdrawn, whichever is less, after the first 12 withdrawals in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years or periods ended December 31, 2022 were as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return(c)

Alger Balanced
2022	0	*	$23.41	$10	1.10%	1.40%	(12.53)%
2021	0	*	26.76	12	0.84%	1.40%	17.48%
2020	-		22.78	11	1.05%	1.40%	8.71%
2019	1		20.96	13	1.47%	1.40%	17.85%
2018	1		17.78	21	2.71%	1.40%	(4.67)%
Alger Capital Appreciation
2022	7		31.39	306	0.00%	1.40%	(37.40)%
2021	7		60.48	435	0.00%	1.40%	17.48%
2020	8		42.69	336	0.23%	1.40%	39.80%
2019	10		30.53	314	0.34%	1.40%	31.74%
2018	13		23.18	346	0.83%	1.40%	(1.49)%
Alger Growth & Income
2022	7		24.56	162	1.33%	1.40%	(16.15)%
2021	7		29.29	208	1.13%	1.40%	29.85%
2020	8		22.55	180	1.33%	1.40%	13.29%
2019	8		19.91	166	2.24%	1.40%	27.69%
2018	9		15.59	137	1.68%	1.40%	(5.94)%
Alger LargeCap Growth
2022	12		$22.25	310	0.00%	1.40%	(39.50)%
2021	13		39.37	509	0.00%	1.40%	10.30%
2020	13		33.34	446	4.98%	1.40%	64.73%
2019	16		20.24	316	N/A	1.40%	25.67%
2018	16		16.10	307	2.67%	1.40%	0.79%
Alger MidCap Growth
2022	11		23.65	319	0.00%	1.40%	(36.96)%
2021	10		43.49	420	0.00%	1.40%	2.76%
2020	10		36.51	380	5.20%	1.40%	62.36%
2019	13		22.48	299	N/A	1.40%	28.46%
2018	16		17.50	318	0.36%	1.40%	(8.73)%
Alger SmallCap Growth
2022	4		21.59	81	0.00%	1.40%	(38.87)%
2021	4		35.32	125	0.00%	1.40%	(7.36)%
2020	4		38.13	156	1.03%	1.40%	64.85%
2019	4		23.13	97	N/A	1.40%	27.55%
2018	4		18.13	87	N/A	1.40%	0.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return(c)

Allspring VT Discovery
2022	6		$19.41	$157	0.00%	1.40%	(38.71)%
2021	6		37.68	226	0.00%	1.40%	(6.35)%
2020	6		33.82	209	0.37%	1.40%	60.41%
2019	8		21.08	166	1.80%	1.40%	37.10%
2018	9		15.38	170	1.13%	1.40%	(8.35)%
Allspring VT Index Asset Allocation
2022	0	*	23.42	2	0.61%	1.40%	(18.17)%
2021	0	*	28.62	2	0.58%	1.40%	14.40%
2020	-		25.02	2	0.97%	1.40%	14.98%
2019	1		21.76	24	1.14%	1.40%	18.50%
2018	1		18.36	25	1.05%	1.40%	(4.25)%
Allspring VT International Equity
2022	2		13.11	32	3.32%	1.40%	(12.70)%
2021	3		15.02	46	1.38%	1.40%	5.91%
2020	3		14.18	44	2.47%	1.40%	3.44%
2019	3		13.71	35	10.72%	1.40%	13.91%
2018	3		12.04	43	9.99%	1.40%	(18.01)%
Allspring VT Opportunity
2022	6		35.98	264	0.00%	1.40%	(21.90)%
2021	7		50.08	338	0.04%	1.40%	23.06%
2020	7		37.44	278	1.68%	1.40%	19.33%
2019	8		31.37	247	0.31%	1.40%	29.65%
2018	10		24.20	264	1.26%	1.40%	(8.44)%
BNY Mellon VIF Appreciation
2022	2		29.88	73	0.61%	1.40%	(19.19)%
2021	3		36.97	94	0.44%	1.40%	25.38%
2020	3		29.49	83	0.74%	1.40%	21.98%
2019	3		24.18	74	1.23%	1.40%	34.22%
2018	3		18.01	98	1.41%	1.40%	(8.15)%
BNY Mellon VIF Government Money Market
2022	49		9.61	349	1.33%	1.40%	(0.13)%
2021	59		9.63	605	0.01%	1.40%	(1.37)%
2020	55		9.76	540	0.22%	1.40%	(1.16)%
2019	52		9.88	516	1.70%	1.40%	0.26%
2018	56		9.85	558	1.26%	1.40%	(0.12)%
BNY Mellon Sustainable U.S. Equity
2022	4		19.58	69	0.55%	1.40%	(23.94)%
2021	5		25.74	127	0.71%	1.40%	25.24%
2020	6		20.55	118	1.43%	1.40%	22.43%
2019	6		16.78	95	1.48%	1.40%	32.50%
2018	6		12.67	77	4.36%	1.40%	(5.73)%
DWS CROCI U.S. VIP
2022	1		$17.20	15	1.71%	1.40%	(16.56)%
2021	1		20.61	18	1.84%	1.40%	24.94%
2020	1		16.50	16	7.60%	1.40%	(13.37)%
2019	1		19.04	16	3.05%	1.40%	31.12%
2018	1		14.53	13	4.93%	1.40%	(11.74)%
DWS Equity 500 Index VIP
2022	1		38.93	30	1.19%	1.40%	(19.46)%
2021	1		48.34	37	1.40%	1.40%	26.63%
2020	1		38.18	31	1.73%	1.40%	16.47%
2019	1		32.78	26	2.07%	1.40%	29.38%
2018	1		25.34	25	1.99%	1.40%	(5.98)%
DWS Small Cap Index VIP
2022	4		32.10	122	0.82%	1.40%	(21.73)%
2021	4		41.01	177	0.80%	1.40%	12.92%
2020	5		36.32	173	1.39%	1.40%	17.78%
2019	4		30.84	132	1.96%	1.40%	23.49%
2018	6		24.97	162	1.87%	1.40%	(12.46)%
DWS Small Mid Cap Growth VIP
2022	0	*	20.46	2	0.00%	1.40%	(29.01)%
2021	0	*	28.82	2	0.04%	1.40%	12.27%
2020	-		25.67	2	0.04%	1.40%	28.38%
2019	-		19.99	2	N/A	1.40%	20.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return(c)

DWS Small Mid Cap Value VIP
2022	0	*	$22.34	$8	0.79%	1.40%	(16.96)%
2021	0	*	26.91	10	1.37%	1.40%	28.70%
2020	-		20.91	10	1.48%	1.40%	(2.17)%
2019	1		21.37	11	1.19%	1.40%	19.84%
2018	2		17.83	37	1.55%	1.40%	(17.18)%
Franklin Global Real Estate
2022	5		15.16	74	2.36%	1.40%	(27.08)%
2021	6		20.79	119	0.88%	1.40%	25.04%
2020	6		16.63	108	3.01%	1.40%	(6.69)%
2019	5		17.82	97	3.01%	1.40%	20.69%
2018	7		14.77	117	2.31%	1.40%	(8.07)%
Invesco V.I. American Franchise
2022	24		15.75	370	0.00%	1.40%	(32.06)%
2021	23		23.18	543	0.00%	1.40%	10.38%
2020	24		21.00	512	0.07%	1.40%	40.39%
2019	26		14.96	383	0.22%	1.40%	34.87%
2018	28		11.09	346	0.59%	1.40%	(4.96)%
Invesco V.I. Core Equity
2022	22		18.38	412	0.84%	1.40%	(21.64)%
2021	24		23.46	556	0.68%	1.40%	25.98%
2020	25		18.62	460	2.57%	1.40%	12.28%
2019	25		16.59	411	0.99%	1.40%	27.18%
2018	26		13.04	408	0.89%	1.40%	(10.65)%
Invesco V.I. Discovery Mid Cap Growth
2022	0	*	11.90	2	0.00%	1.40%	(31.93)%
2021	1		17.49	10	0.00%	1.40%	17.45%
2020	1		14.89	11	0.00%	1.40%	N/A
Invesco V.I. Equity and Income
2022	6		9.85	85	1.43%	1.40%	(8.78)%
2021	7		10.80	68	1.60%	1.40%	4.75%
Invesco V.I. EQV International Equity
2022	3		18.49	52	1.39%	1.40%	(19.43)%
2021	4		22.94	95	1.26%	1.40%	4.43%
2020	4		21.97	95	2.36%	1.40%	12.42%
2019	4		19.54	82	1.85%	1.40%	26.80%
2018	6		15.41	109	1.96%	1.40%	(16.16)%
Invesco V.I. Government Securities
2022	1		12.07	13	1.97%	1.40%	(11.53)%
2021	1		13.65	15	2.41%	1.40%	(3.62)%
2020	1		14.16	15	3.92%	1.40%	4.81%
2019	-		13.51	4	2.50%	1.40%	4.61%
2018	-		12.91	4	2.15%	1.40%	-0.84%

Invesco V.I. Managed Volatility
2021	-		18.90	-	6.16%	1.40%	0.00%
2020	4		17.78	71	4.20%	1.40%	1.48%
2019	5		17.52	92	1.50%	1.40%	16.95%
2018	7		14.98	136	1.62%	1.40%	(12.24)%

Invesco V.I. Technology
2022	25		8.15	206	0.00%	1.40%	(40.78)%
2021	23		13.76	322	0.00%	1.40%	12.83%
2020	24		12.19	292	0.60%	1.40%	44.10%
2019	26		8.46	219	N/A	1.40%	34.00%
2018	28		6.32	202	0.92%	1.40%	(1.84)%
MFS Growth
2022	10		23.65	243	0.00%	1.40%	(32.58)%
2021	11		35.07	393	0.00%	1.40%	21.83%
2020	12		28.79	345	0.00%	1.40%	30.04%
2019	13		22.14	277	N/A	1.40%	36.24%
2018	13		16.25	231	0.53%	1.40%	1.24%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return(c)

MFS High Yield
2022	0	*	$11.80	$4	5.37%	1.40%	(11.75)%
2021	0	*	13.37	5	4.96%	1.40%	2.06%
2020	-		13.10	5	4.70%	1.40%	3.63%
2019	-		12.65	6	5.81%	1.40%	13.22%
2018	-		11.17	14	2.15%	1.40%	(4.42)%
MFS Investors Trust
2022	4		27.99	101	0.63%	1.40%	(17.64)%
2021	4		33.99	128	0.65%	1.40%	25.06%
2020	4		27.18	108	0.64%	1.40%	12.30%
2019	4		24.20	96	1.05%	1.40%	29.76%
2018	5		18.65	92	1.09%	1.40%	(6.80)%
MFS Research
2022	1		25.93	26	0.44%	1.40%	(18.35)%
2021	1		31.76	36	0.55%	1.40%	23.08%
2020	1		25.81	29	1.02%	1.40%	14.98%
2019	1		22.44	26	1.35%	1.40%	31.11%
2018	2		17.12	38	3.65%	1.40%	(5.70)%
MFS Total Return
2022	7		26.09	193	1.59%	1.40%	(10.83)%
2021	9		29.26	252	1.82%	1.40%	12.54%
2020	9		26.00	236	2.08%	1.40%	8.30%
2019	10		24.01	235	2.39%	1.40%	18.72%
2018	10		20.22	243	2.63%	1.40%	(6.92)%
MFS Value
2022	0	*	30.52	4	1.34%	1.40%	(7.20)%
2021	0	*	32.89	4	1.02%	1.40%	23.72%
2020	-		26.58	6	1.52%	1.40%	2.05%
2019	-		26.05	6	2.20%	1.40%	28.01%
2018	-		20.35	8	4.35%	1.40%	(11.34)%
Templeton Foreign
2022	2		13.41	48	2.21%	1.40%	(8.88)%
2021	3		17.87	46	1.55%	1.40%	2.72%
2020	3		14.32	49	3.11%	1.40%	(2.52)%
2019	4		14.69	56	1.84%	1.40%	10.98%
2018	4		13.24	61	2.64%	1.40%	(16.62)%
Templeton Global Bond
2022	1		17.18	9	0.00%	1.40%	(6.26)%
2021	1		18.33	10	0.00%	1.40%	(6.30)%
2020	1		19.56	11	8.69%	1.40%	(6.59)%
2019	1		20.94	12	7.14%	1.40%	0.60%
2018	1		20.81	11	N/A	1.40%	0.52%

N/A - indicates “not applicable.”

* The Subaccount has units that round to less than 1,000 units.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.